UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

FORM N-Q

MAY 31, 2017

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Certificates of Deposit - 35.6%
Abbey National Treasury Services PLC	0.910%	6/6/17	$3,500,000	$3,500,000
Bank of Montreal	1.383%	6/7/17	2,000,000	2,000,000
Bank of Montreal	1.535%	9/1/17	700,000	700,534	(a)
Bank of Montreal Chicago	1.140%	7/10/17	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.530%	8/30/17	1,760,000	1,760,628
Bank of Tokyo-Mitsubishi UFJ NY	1.390%	10/26/17	1,000,000	1,000,000
BNP Paribas NY Branch	1.443%	7/6/17	1,000,000	1,000,000	(a)
BNP Paribas NY Branch	1.390%	11/17/17	500,000	500,000
Canadian Imperial Bank of Commerce	1.310%	6/12/17	1,525,000	1,525,061
Citibank N.A.	1.359%	7/12/17	1,200,000	1,200,265	(a)
Citibank N.A.	1.140%	8/11/17	2,000,000	2,000,000
Credit Agricole CIB	1.629%	11/3/17	1,500,000	1,501,575	(a)
Credit Suisse NY	1.694%	7/10/17	1,000,000	1,000,000	(a)
Credit Suisse NY	1.320%	10/27/17	1,000,000	1,000,000	(a)
KBC Bank NV	0.920%	6/6/17	2,500,000	2,500,000
KBC Bank NV	1.170%	6/23/17	1,000,000	1,000,000
Landesbank Hessen-Thuringen	0.920%	6/6/17	1,500,000	1,500,000
Landesbank Hessen-Thuringen	1.120%	6/13/17	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking NY	1.592%	7/5/17	1,000,000	1,000,000
Mizuho Bank Ltd.	1.603%	7/6/17	2,000,000	2,000,525	(a)
Mizuho Bank Ltd.	1.599%	7/13/17	1,000,000	1,000,013	(a)
Nordea Bank Finland PLC	1.350%	9/8/17	305,000	305,016
Norinchukin Bank	1.345%	9/1/17	2,000,000	2,000,132	(a)
Norinchukin Bank	1.400%	6/9/17	1,000,000	1,000,043
Norinchukin Bank	1.430%	7/26/17	250,000	250,044
Norinchukin Bank	1.430%	7/27/17	1,000,000	1,000,322
Norinchukin Bank	1.871%	10/11/17	500,000	500,744	(a)
Royal Bank of Canada	1.369%	6/12/17	2,500,000	2,500,000
Royal Bank of Canada	1.433%	8/4/17	1,000,000	1,000,000	(a)
Royal Bank of Canada	1.434%	8/9/17	1,000,000	1,000,491	(a)
Societe Generale NY	1.030%	6/15/17	2,000,000	2,000,014
Standard Chartered Bank	1.400%	6/2/17	1,000,000	1,000,001
Standard Chartered Bank	1.614%	7/10/17	2,000,000	2,000,000	(a)
Sumitomo Mitsui Banking Corp.	1.593%	7/6/17	2,000,000	2,000,862	(a)
Sumitomo Mitsui Banking Corp.	1.500%	7/20/17	1,500,000	1,500,665
Sumitomo Mitsui Banking Corp.	1.853%	9/27/17	1,250,000	1,250,961	(a)
Sumitomo Mitsui Banking Corp.	1.860%	10/6/17	250,000	250,432	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.573%	7/6/17	1,000,000	1,000,000	(a)
Svenska Handelsbanken NY	1.399%	8/18/17	1,500,000	1,500,000	(a)
Toronto Dominion Bank NY	1.682%	8/11/17	1,220,000	1,220,303	(a)
UBS AG Stamford Branch	1.474%	8/29/17	1,000,000	1,000,000	(a)
UBS AG Stamford Branch	1.200%	9/6/17	1,000,000	1,000,000

Total Certificates of Deposit				54,968,631

Commercial Paper - 38.3%
Abbey National Treasury Services PLC	0.810%	6/1/17	1,500,000	1,500,000	(b)
ABN AMRO Funding USA LLC	1.083%	6/14/17	1,150,000	1,149,551	(b)(c)
ABN AMRO Funding USA LLC	1.123%	6/15/17	1,000,000	999,564	(b)(c)
ABN AMRO Funding USA LLC	1.133%	8/7/17	1,000,000	997,897	(b)(c)
ABN AMRO Funding USA LLC	1.123%	8/7/17	1,000,000	997,916	(b)(c)

See Notes to Schedule of Investments.

1

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
ABN AMRO Funding USA LLC	1.390%	11/16/17	$1,000,000	$993,560	(b)(c)
ASB Finance Ltd.	1.441%	7/17/17	2,000,000	2,000,000	(a)(c)
Bank Nederlandse Gemeenten NV	0.920%	6/1/17	2,500,000	2,500,000	(b)(c)
Bank Nederlandse Gemeenten NV	1.022%	6/14/17	2,000,000	1,999,263	(b)(c)
Bank of Nova Scotia	1.419%	7/13/17	1,250,000	1,250,000	(a)(c)
Bank of Nova Scotia	1.629%	11/7/17	1,000,000	1,000,374	(a)(c)
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.410%	10/2/17	1,000,000	995,217	(b)
BPCE SA	0.900%	6/1/17	1,700,000	1,700,000	(b)(c)
BPCE SA	1.214%	8/1/17	1,000,000	997,950	(b)(c)
Caisse des Depots et Consignations	1.123%	6/26/17	1,000,000	999,222	(b)(d)
Caisse des Depots et Consignations	1.113%	7/5/17	566,000	565,407	(b)(d)
Caisse des Depots et Consignations	1.123%	7/24/17	1,000,000	998,351	(b)(d)
Canadian Imperial Bank of Commerce	1.384%	7/10/17	1,000,000	1,000,000	(a)(c)
Credit Suisse NY	1.441%	11/9/17	1,000,000	993,605	(b)
Danske Corp.	1.123%	7/5/17	2,500,000	2,497,356	(b)(c)
Danske Corp.	1.329%	8/14/17	1,000,000	997,287	(b)(c)
DBS Bank Ltd.	0.930%	6/1/17	2,000,000	2,000,000	(b)(c)
DBS Bank Ltd.	0.880%	6/5/17	1,000,000	999,902	(b)(c)
DBS Bank Ltd.	1.143%	8/9/17	1,000,000	997,815	(b)(c)
ING U.S. Funding LLC	1.449%	6/12/17	2,000,000	2,000,000	(a)
ING U.S. Funding LLC	1.444%	7/10/17	1,000,000	1,000,078	(a)
ING U.S. Funding LLC	1.139%	11/15/17	1,000,000	1,000,000	(a)
JPMorgan Securities LLC	0.951%	6/12/17	3,000,000	2,999,129	(b)
KFW	0.930%	6/12/17	1,500,000	1,499,574	(b)
Landesbank Hessen-Thuringen	1.258%	8/8/17	1,000,000	997,639	(b)(c)
NRW Bank	0.920%	6/2/17	3,000,000	2,999,923	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	1.214%	6/1/17	1,500,000	1,500,000	(a)
Oversea-Chinese Banking Corp. Ltd.	1.409%	7/24/17	1,500,000	1,500,000	(a)
Societe Generale	0.790%	6/1/17	1,000,000	1,000,000	(b)(c)
Sumitomo Mitsui Banking Corp.	1.255%	7/20/17	1,300,000	1,297,788	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.359%	7/21/17	1,045,000	1,043,041	(b)(c)
Svenska Handelsbanken AB	1.123%	6/9/17	1,280,000	1,279,681	(b)(c)
Swedbank AB	1.013%	6/13/17	3,000,000	2,998,990	(b)
Toyota Motor Credit Corp.	1.554%	7/21/17	2,000,000	2,000,000	(a)
UBS AG	1.402%	5/31/18	1,000,000	1,000,000	(a)(c)
United Overseas Bank Ltd.	0.930%	6/8/17	1,000,000	999,819	(b)(c)
United Overseas Bank Ltd.	1.133%	7/24/17	1,000,000	998,336	(b)(c)

Total Commercial Paper				59,244,235

Corporate Bonds & Notes - 0.5%
UBS AG, Senior Notes	1.615%	6/1/17	750,000	750,000

Time Deposits - 25.6%
Banque Nationale Du Canada	0.820%	6/1/17	6,000,000	6,000,000
BNP Paribas NY Branch	0.810%	6/1/17	4,500,000	4,500,000
CIBC World Markets Corp.	0.830%	6/1/17	3,500,000	3,500,000
Credit Agricole CIB	0.840%	6/1/17	4,580,000	4,580,000
DNB Bank ASA	0.820%	6/1/17	4,000,000	4,000,000
Natixis	0.820%	6/1/17	3,000,000	3,000,000
Nordea Bank AB	0.820%	6/1/17	4,000,000	4,000,000
Skandinaviska Enskilda Banken AB	0.830%	6/1/17	5,000,000	5,000,000
Swedbank AB	0.820%	6/1/17	2,000,000	2,000,000
Toronto Dominion Bank	0.810%	6/1/17	3,000,000	3,000,000

Total Time Deposits				39,580,000

TOTAL INVESTMENTS - 100.0% (Cost - $154,542,866#)				154,542,866
Other Assets in Excess of Liabilities - 0.0%				19,907

TOTAL NET ASSETS - 100.0%				$154,562,773

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent semi-annual shareholder report.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Prime Obligations Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$154,542,866	—	$154,542,866

†	See Schedule of Investments for additional detailed categorizations.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 21, 2017